Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Commitments and Contingencies

Note 18     Commitments and Contingencies

(a) Legal proceedings

The Company is regularly involved in legal actions, both as a defendant and as a plaintiff. The legal actions where the Company is a party ordinarily relate to its activities as a provider of insurance protection or wealth management products, reinsurance, or its capacity as an investment adviser, employer, or taxpayer. Other life insurers and asset managers, operating in the jurisdictions in which the Company does business, have been subject to a wide variety of other types of actions, some of which resulted in substantial judgments or settlements against the defendants; it is possible that the Company may become involved in similar actions in the future. In addition, government and regulatory bodies in Canada, the United States, Asia and other jurisdictions where the Company conducts business regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company’s compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers.

A class action against John Hancock Life Insurance Company (U.S.A.) (“JHUSA”) is pending in the U.S. District Court for the Southern District of New York in which claims are made that JHUSA breached, and continues to breach, the contractual terms of certain universal life policies issued between approximately 1990 and 2006 by including impermissible charges in its cost of insurance (“COI”) calculations. The Company believes that its COI calculations have been, and continue to be, in accordance with the terms of the policies and intends to vigorously defend this action. Briefing on class certification is scheduled to be completed in late April. It is premature to attempt to predict any outcome or range of outcomes for this matter. A similar class action based on the same policy language in dispute in the case pending in New York had been pending in California. The parties have agreed to settle all claims alleged in the California action and are preparing final documents for approval by the supervising court; the financial terms of the settlement are not expected to be material to the Company.

(b) Investment commitments

In the normal course of business, various investment commitments are outstanding which are not reflected in the Consolidated Financial Statements. There were $8,235 (2016 – $7,505) of outstanding investment commitments as at December 31, 2017, of which $682 (2016 – $268) mature in 30 days, $2,177 (2016 – $2,665) mature in 31 to 365 days and $5,376 (2016 – $4,572) mature after one year.

(c) Letters of credit

In the normal course of business, third-party relationship banks issue letters of credit on the Company’s behalf. The Company’s businesses utilize letters of credit for which third parties are the beneficiaries, as well as for affiliate reinsurance transactions between its subsidiaries. As at December 31, 2017, letters of credit for which third parties are beneficiary, in the amount of $77 (2016 – $83), were outstanding.

(d) Guarantees

(i) Guarantees regarding Manulife Finance (Delaware), L.P. (“MFLP”)

MFC has guaranteed the payment of amounts on the $650 subordinated debentures due on December 15, 2041 issued by MFLP, a wholly-owned unconsolidated partnership.

(ii) Guarantees regarding The Manufacturers Life Insurance Company

On January 29, 2007, MFC provided a subordinated guarantee, as amended and restated on January 13, 2017, of Class A Shares and Class B Shares of MLI and any other class of preferred shares that rank in parity with Class A Shares or Class B Shares of MLI. For the following subordinated debentures issued by MLI, MFC has provided a subordinated guarantee on the day of issuance: $200 issued on February 25, 2013; $250 issued on November 29, 2013; $500 issued on February 21, 2014; $500 issued on December 1, 2014; $750 issued on March 10, 2015; $350 issued on June 1, 2015; and $1,000 issued on November 20, 2015.

The following table sets forth certain condensed consolidated financial information for MFC and MFLP.

Condensed Consolidated Statements of Income Information

For the year ended December 31, 2017	MFC (Guarantor)	MLI consolidated(1)	Other subsidiaries of MFC on a combined basis	Consolidating adjustments	Total consolidated amounts	MFLP
Total revenue	$182	$58,445	$270	$(574)	$58,323	$29
Net income (loss) attributed to shareholders	2,104	2,467	(257)	(2,210)	2,104	6

For the year ended December 31, 2016	MFC (Guarantor)	MLI consolidated(1)	Other subsidiaries of MFC on a combined basis	Consolidating adjustments	Total consolidated amounts	MFLP
Total revenue	$518	$53,219	$377	$(777)	$53,337	$44
Net income (loss) attributed to shareholders	2,929	2,916	(359)	(2,557)	2,929	(1)

(1)	During 2017, MLI acquired John Hancock Reassurance Company Ltd. (“JHRECO”) from MFC. MLI has restated its historical IFRS financial statements to reflect the combined accounts of MLI and JHRECO on a retroactive basis.

Condensed Consolidated Statements of Financial Position

As at December 31, 2017	MFC (Guarantor)	MLI consolidated(1)	Other subsidiaries of MFC on a combined basis	Consolidating adjustments	Total consolidated amounts	MFLP
Invested assets	$21	$334,191	$10	$–	$334,222	$5
Total other assets	48,688	71,180	4	(48,868)	71,004	1,033
Segregated funds net assets	–	324,307	–	–	324,307	–
Insurance contract liabilities	–	304,605	–	–	304,605	–
Investment contract liabilities	–	3,126	–	–	3,126	–
Segregated funds net liabilities	–	324,307	–	–	324,307	–
Total other liabilities	7,696	48,145	–	(509)	55,332	831

As at December 31, 2016	MFC (Guarantor)	MLI consolidated(1)	Other subsidiaries of MFC on a combined basis	Consolidating adjustments	Total consolidated amounts	MFLP
Invested assets	$161	$321,698	$10	$–	$321,869	$6
Total other assets	48,073	83,607	4	(48,049)	83,635	1,085
Segregated funds net assets	–	315,177	–	–	315,177	–
Insurance contract liabilities	–	297,505	–	–	297,505	–
Investment contract liabilities	–	3,275	–	–	3,275	–
Segregated funds net liabilities	–	315,177	–	–	315,177	–
Total other liabilities	6,402	55,808	–	(309)	61,901	882

(1)	During 2017, MLI acquired John Hancock Reassurance Company Ltd. (“JHRECO”) from MFC. MLI has restated its historical IFRS financial statements to reflect the combined accounts of MLI and JHRECO on a retroactive basis.

(iii) Guarantees regarding John Hancock Life Insurance Company (U.S.A.) (“JHUSA”)

Details of guarantees regarding certain securities issued or to be issued by JHUSA are outlined in note 23.

(e) Pledged assets

In the normal course of business, the Company pledges its assets in respect of liabilities incurred, strictly for providing collateral to the counterparty. In the event of the Company’s default, the counterparty is entitled to apply the collateral to settle the liability. The pledged assets are returned to the Company if the underlying transaction is terminated or, in the case of derivatives, if there is a decrease in the net exposure due to market value changes.

The amounts pledged were as follows.

	2017		2016
As at December 31,	Debt securities	Other	Debt securities	Other
In respect of:
Derivatives	$3,189	$44	$4,678	$99
Regulatory requirements	398	86	409	78
Real estate	–	2	–	22
Repurchase agreements	228	–	255	–
Non-registered retirement plans in trust	–	412	–	464
Other	3	271	3	174
Total	$3,818	$815	$5,345	$837

(f) Lease obligations

The Company has a number of operating lease obligations, primarily for the use of office space. The aggregate future minimum lease payments under non-cancelable operating leases are $838 (2016 – $966). Payments by year are included in the “Risk Management” section of the Company’s 2017 MD&A under Liquidity Risk.

(g) Participating business

In some territories where the Company maintains participating accounts, there are regulatory restrictions on the amounts of profit that can be transferred to shareholders. Where applicable, these restrictions generally take the form of a fixed percentage of policyholder dividends. For participating businesses operating as separate “closed blocks”, transfers are governed by the terms of MLI’s and John Hancock Mutual Life Insurance Company’s plans of demutualization.

(h) Fixed surplus notes

A third party contractually provides standby financing arrangements for the Company’s U.S. operations under which, in certain circumstances, funds may be provided in exchange for the issuance of fixed surplus notes. As at December 31, 2017, the Company had no fixed surplus notes outstanding.